Michael J. Minahan 617.570.1021 mminahan@goodwinprocter.com	Goodwin Procter LLP Counselors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

September 1, 2015

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Barbara C. Jacobs

Re:	Mimecast Limited

Amendment No. 2 to Draft Registration Statement on Form F-1

Submitted August 18, 2015

CIK No. 0001644675

Dear Ms. Jacobs:

This letter is confidentially submitted on behalf of Mimecast Limited (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff) of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s confidential submission of Amendment No. 2 to the draft Registration Statement on Form F-1 submitted on August 18, 2015 (the “Registration Statement”), as set forth in the Staff’s letter dated August 28, 2015 (the “Comment Letter”). The Company is concurrently confidentially submitting Amendment No. 3 to the confidential submission of the Registration Statement (“Amendment No. 3”), which includes changes to reflect responses to the Staff’s comments and other updates.

For reference purposes, the text of the Comment Letter has been reproduced and italicized herein with responses below each numbered comment. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Registration Statement, and page references in the responses refer to Amendment No. 3. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in Amendment No. 3.

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to confidentially submitting this letter via EDGAR, we are sending via Federal Express four (4) copies of each of this letter and Amendment No. 3 (marked to show changes from the Registration Statement).

United States Securities and Exchange Commission

September 1, 2015

Principal Shareholders, page 116

1.	Footnotes 2, 3 and 7 to the beneficial ownership table disclaim beneficial ownership except to the extent of pecuniary interest. Please remove these disclaimers or advise why they are appropriate. In this regard, General Instruction F to Form 20-F defines a beneficial owner as any person who has or shares the underlying benefits of ownership, including the power to direct the voting or the disposition of the securities or to receive the economic benefit of ownership of the securities.

RESPONSE: The Company respectfully advises the Staff that it has modified its disclosure on pages 116 and 117 of Amendment No. 3 to remove the disclaimers to the beneficial ownership table in response to the Staff’s comment.

Consolidated Financial Statements

Notes to Consolidated Financial Statements

Summary of Significant Accounting Policies

Revenue Recognition, page F-10

2.	We note in your response to prior comment 7 you state that many of your resellers provide additional infrastructure services, including hosting and running the customer’s exchange server remotely, and selling an integrated offering to customers who have their email hosted through another third party. Clarify whether these additional infrastructure services are only provided by the resellers under Scenario 2 arrangements and that under Scenario 1 arrangements, there are no additional infrastructure services provided by the reseller with respect to cloud based email services. Otherwise, please clarify the additional services provided by the reseller.

RESPONSE: The Company respectfully advises the Staff that under Scenario 1 arrangements, the reseller’s function, as it relates to the Company’s cloud based email services, is limited to sales and marketing activities as the reseller’s role is limited to introducing the Company to the end-user customer. That is, to the best of the Company’s knowledge, no additional infrastructure services are provided by the reseller with respect to cloud based email services for Scenario 1 arrangements. Under Scenario 1 arrangements, the reseller does not negotiate directly with the end-user customer, does not have the ability to set pricing with the end-user customer and it is the Company that collects the arrangement consideration directly from the end-user, unlike under

United States Securities and Exchange Commission

September 1, 2015

Scenario 2 arrangements. However, the Company does not have any insight into other services or other arrangements the reseller may have with the end-user customer.

3.	Clarify whether all of the Scenario 2 arrangements include the reseller providing additional infrastructure services. Also, for arrangements where the reseller provides an integrated offering to end users who have their email hosted through another third party, and you provide the security services, clarify the specific services that the reseller is providing and why it would be considered the primary obligor for the integrated offering. For these types of arrangements, and in instances where you are aware of the total sales price to the end user, clarify why you do not recognize the total sales price as revenue.

RESPONSE: The Company respectfully advises the Staff that in its response to prior comment 7, the Company advised the Staff that under Scenario 2 arrangements, many of its resellers provide additional infrastructure services with respect to the provision of cloud based email services. While some resellers under Scenario 2 arrangements do not directly provide additional infrastructure services, these resellers are often involved in coordinating and obtaining these services for their customers in the event they do not provide them directly.

The Company respectfully advises the Staff that as we discussed in our response to prior comment 7, the Company has concluded that its customer is the reseller (making the sales price to the reseller the revenue amount) under Scenario 2 arrangements. As we discussed in the prior response, under Scenario 2 arrangements the reseller negotiates directly with the end-user customer, has the ability to set pricing with the end-user customer and collects the arrangement consideration directly from the end-user. In the significant majority of transactions, the Company does not have insight into the price charged by the reseller to the end-user customer, nor is the reseller obligated to report such information to the Company. For these types of arrangements, the Company has concluded that its customer is the reseller and, as such, the Company has concluded that the appropriate revenue amount to report for these transactions is the amount paid by the reseller.

Under Scenario 2 arrangements, resellers may provide many different IT services for their customers. The Company believes the provision of email security and related email services is a small part of the range of network services that may be provided. In arrangements where the reseller provides an integrated offering to end-users, whereby the reseller manages and provides the entire email network or solution, but for which the email is hosted through another third-party, the integrated offering provided by the reseller may include a number of additional services. These services can include the email network itself, additional functionalities such as data storage, collaboration tools, mobile connectivity, professional services core to the performance of the email network and to the users experience such as access management, administration, directory services and messaging architecture, and other training and solution support services.

United States Securities and Exchange Commission

September 1, 2015

Given that in Scenario 2 arrangements the reseller negotiates directly with the end-user customer, is primarily responsible for discussing the end-user’s needs, matching the end-user’s needs to the specifications of all services available (including that of the Company’s) and is not obligated to report the full nature of its commercial relationship with the end-user to the Company, and because the Company is solely providing one service to the reseller for the end-user customer, the Company is unable to confirm the entirety of the services that the reseller provides to an end-user. However, the Company is able to confirm that in the significant majority of Scenario 2 arrangements, additional infrastructure services are provided by the reseller to the end-user. The Company notes that most enterprises approach the transition to a cloud-based email environment with a need to replace or improve upon the functionality, performance and controls which exist in their on-premise environment, of which email security and related services represent one element. However, the Company is not able to make a determination as to whether the reseller is the primary obligor for the integrated offering as the Company does not have insight into the entirety of the services being provided by the reseller.

As discussed above, the Company has concluded that the transaction it should be accounting for is the transaction between the Company and the reseller, and therefore the arrangement consideration in that transaction is the Company’s revenue. However, the Company did give consideration as to whether its revenue amount should be based on the transaction between the reseller and the end customer. Even in those arrangements where the Company has insight into the price charged by the reseller for the Company’s services, of which the Company’s service may be one element or a component, the Company does not have knowledge of the total cost of the services that the reseller is providing to the customer or the percentage that relates to the provision of services by the Company. As such, the Company does not have knowledge of the relative selling price allocation of the overall arrangement consideration to the individual items sold to the customer, resulting in it being unable to determine the amount paid by the end-user specifically for the Company’s email security services, which would be required in order to record the revenue based on the transaction with the end customer. As a result, the Company has concluded that this further supports that Company’s conclusion that the appropriate revenue amount to report for these transactions is the amount paid by the reseller.

4.	It appears that the Scenario 2 arrangements involve the reseller providing additional infrastructure services that are bundled with your service into a larger overall solution. Clarify what you consider the predominant deliverable in the arrangement, taking into consideration the end users’ needs and expectations. Also, clarify whether the end user has recourse to you for service issues and whether you are responsible for providing remedies to the end user.

United States Securities and Exchange Commission

September 1, 2015

RESPONSE: The Company respectfully advises the Staff that as noted in response 3 above, under Scenario 2 arrangements, resellers provide many different IT services for their customers. The Company believes that the provision of email security and related email services likely is only a small part of the range of network services provided. In arrangements where the reseller provides an integrated offering to end-users, whereby it manages and provides the entire email network or solution, of which the Company provides only the email security services, the integrated offering provided by the reseller may include a number of additional services. These services can include the email network itself, additional functionalities such as data storage, collaboration tools, mobile connectivity, professional services core to the performance of the email network and to the users experience such as access management, administration, directory services and messaging architecture, and other training and solution support services.

The Company advises the Staff that the end-user has recourse to the Company related solely to the services it provides and not for the entirety of services that the reseller may be providing to the end-user.

Given that in Scenario 2 arrangements the reseller negotiates directly with the end-user customer, is primarily responsible for discussing the end-user’s needs, matching the end-user’s needs to the specifications of all services available (including that of the Company’s) and is not obligated to report the full nature of its commercial relationship with the end-user to the Company, and because the Company is solely providing one service to the reseller for the end-user customer, the Company is unable to confirm the entirety of the services that the reseller provides to an end-user. As the Company is not part of the negotiation with the end-user and the reseller is the one responsible for determining the end-user’s needs, the Company does not have the necessary insight into the end-user’s needs or expectations to determine what the predominant deliverable is in arrangements where the reseller is providing additional infrastructure services that are bundled with the Company’s service into a larger overall solution.

5.	We note your response to prior comment 9. Based on your disclosures on pages F-11 and F-12, it appears that the contract term of your subscription services is typically one year, while your set up fees are recognized over the contract term or the average customer life, whichever is longer. Further, the estimated customer life has been determined to be five years. As such, while we note that you believe the arrangement is a single unit of accounting, it appears that you are recognizing a portion of the arrangement consideration over one year and a portion over five years. If so, clarify your basis for determining the amount to defer as the set-up fee and the amount to recognize as subscription revenue, and why you believe this to be a reasonable. In this regard, tell us how you considered your ongoing subscription renewals in evaluating the reasonableness of the amount allocated to the subscription revenue.

United States Securities and Exchange Commission

September 1, 2015

RESPONSE: The Company respectfully advises the Staff that while the contract term of the Company’s subscription services typically have a one year term, the fees related to the subscription service are received either monthly or annually, depending on the billing terms of the arrangement. That is, the fees received for the subscription services may or may not be received at the same time as the upfront fees, thereby making it easier for the Company to distinguish between upfront fees and subscription fees.

The Company determines the amount to defer as the set-up fee and the amount to recognize as subscription revenue based on the contractually stated amount of each item. The Company believes that this is reasonable and in accordance with the guidance on non–refundable upfront fees in SAB 104. That is, SAB 104 does not contemplate that a portion of the non-refundable upfront fee can be allocated to the identified deliverable and recognized when (or as) that deliverable is provided. Additionally, SAB 104 does not contemplate whether the fees associated with the identified deliverable in the arrangement should be instead treated as upfront fees. In accordance with SAB 104, as the arrangements have only a single unit of accounting, there is no allocation of the arrangement consideration across multiple deliverables, so there is no need to determine the fair value of any of the elements of the arrangement.

While there is no need to determine fair value of any of the elements of the arrangement, in supporting its conclusion as to the amount to recognize as subscription services, the Company notes that its general practice is that a customer renews at a rate consistent with the initial subscription fee charged if the service level remains the same.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1021.

Sincerely,

/s/ Michael J. Minahan
Michael J. Minahan

Enclosures

cc:	Peter Bauer, Mimecast Limited
Peter Campbell, Mimecast Limited
Mark J. Macenka, Goodwin Procter LLP